Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[2]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was 9.77%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.77%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund employs an investment approach designed to track the performance of the Index before fees and expenses. The Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

About the Index’s Strategy

The Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), an affiliate of the Adviser, is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes:

•      buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and;

•      partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange traded-call option on that stock. Each exchange-traded call option included in the Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Index is designed to vary the number of Call Options written over the Term such that Stock Portfolio is partially overwritten with Call Options. The number of Call Options written are determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European Style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

The Fund is non-diversified.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Call Option Risk described above. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Newly Created Index Risk. The Index is newly created and has a limited history of performance. As such, it is uncertain how closely the Index may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations on September 11, 2017, and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,391
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[2]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was 9.77%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.77%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,734
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund employs an investment approach designed to track the performance of the Index before fees and expenses. The Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

About the Index’s Strategy

The Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), an affiliate of the Adviser, is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes:

•      buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and;

•      partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange traded-call option on that stock. Each exchange-traded call option included in the Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Index is designed to vary the number of Call Options written over the Term such that Stock Portfolio is partially overwritten with Call Options. The number of Call Options written are determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European Style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

The Fund is non-diversified.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Call Option Risk described above. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Newly Created Index Risk. The Index is newly created and has a limited history of performance. As such, it is uncertain how closely the Index may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations on September 11, 2017 and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.Cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,348
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund | Y Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,272
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.39%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[3]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,059
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index. Immediately following this section is information about the SPRO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.). The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series. The methodology for the SPRO Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of six purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

-     Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

-     Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

-     Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

-     Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•    If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

•    If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO Index to seek to track, before fees and expenses, the performance of the SPRO Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO Index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its NAV in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Class A and C shares of the Fund have not commenced operations. As a result, the Fund does not have a full calendar year of performance history for those classes of shares. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.39%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,345
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[3]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,821
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index.  The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year.  The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure.  When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser.  Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index.  Immediately following this section is information about the SPRO Index and its constituent parts.  Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.).  The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series.  The methodology for the SPRO Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser.  The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®.  Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy.  A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of six purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

•      Purchased Index Call Options.  The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Type A Index Call Options.  The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options.  The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Type A Index Put Options.  The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options.  The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options.  The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.).   The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series.  Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series.  Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

•      If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•      If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

•      If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”).  Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less.  Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index.  Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.  The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO Index to seek to track, before fees and expenses, the performance of the SPRO Index.  Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price.  Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index.  Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped.  The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”).  The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options.  Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”).  There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus.   Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds.  Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser.  This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations.  The SPRO Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy.  The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index.  Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund.  Like many passive indexes, the SPRO Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk.  Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index.  The Adviser expects the index sampling risk to be low.

Newly Created Index Risk.  The SPRO Index is newly created and has a limited history of performance.  As such, it is uncertain how closely the SPRO Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO Index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.   The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss.  The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities.  This differs from an actively managed fund, which typically seeks to outperform a benchmark index.  As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error.  Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”.   It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk.  The Reference ETF may engage in securities lending.  Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses.  Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount.  Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk.  Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk.  Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options.  The Fund expects that its portfolio will be comprised of 10% or less of its NAV in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk.  The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk.  The Fund is recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Institutional Class Shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.   Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.  Returns of the Investor Class and Class Y shares would have been different due to different expense structures.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Bar Chart Head	rr_BarChartHeading	Cboe Vest S&P 500® Buffer Protect Strategy Fund (Institutional Class) Calendar Year Total Returns
Annual Return 2017	rr_AnnualReturn2017	11.85%
Bar Chart Closing	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 5.00% (quarter ended March 31, 2017) and the lowest quarterly return was 1.40% (quarter ended June 30, 2017).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Investor and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.  As of the date of this prospectus the Class Y Shares have not commenced operations. The returns for the Class Y Shares in the table below are the returns of the Institutional Class Shares although they have not been restated to apply the expenses of the Class Y Shares – Class Y shares returns would have been higher as the expenses for that class of shares is lower than those of the Institutional Shares.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.67%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.32%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,408
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Y Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.49%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,368
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Y Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Y Class Shares | Cboe S&P 500® Buffer Protect Balanced Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Cboe Vest S&P 500® Buffer Protect Strategy Fund | Y Class Shares | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.42%
Since Inception	rr_AverageAnnualReturnSinceInception	15.97%
Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index January Series (the “SPRO01 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO01 Index. Immediately following this section is information about the SPRO01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO01 Index

The methodology of the SPRO01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO01 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO01 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

-     Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 50®0 Index on the third Wednesday of January.

-     Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

-     Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of January.

-     Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

-     Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

-     Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO01. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO01 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO01 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO01 Index to seek to track, before fees and expenses, the performance of the SPRO01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are continuously protecting against downturns and sacrificing upswings realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO01 Index, at times, the Fund may not have investment exposure to all securities in the SPRO01 Index, or its weighting of investment exposure to securities may be different from that of the SPRO01 Index. In addition, the Fund may invest in securities not included in the SPRO01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO01 Index, potentially resulting in the Fund being over- or underexposed to the SPRO01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index January Series (the “SPRO01 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO01 Index. Immediately following this section is information about the SPRO01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO01 Index

The methodology of the SPRO01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO01 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO01 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of January.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of January.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO01. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO01 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO01 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO01 Index to seek to track, before fees and expenses, the performance of the SPRO01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are continuously protecting against downturns and sacrificing upswings realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO01 Index, at times, the Fund may not have investment exposure to all securities in the SPRO01 Index, or its weighting of investment exposure to securities may be different from that of the SPRO01 Index. In addition, the Fund may invest in securities not included in the SPRO01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO01 Index, potentially resulting in the Fund being over- or underexposed to the SPRO01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index February Series (the “SPRO02 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO02 Index. Immediately following this section is information about the SPRO02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO02 Index

The methodology of the SPRO02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO02 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO02 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO02 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

-     Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of February.

-     Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

-     Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of February.

-     Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

-     Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

-     Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO02. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO02 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO02 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO02 Index to seek to track, before fees and expenses, the performance of the SPRO02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are continuously protecting against downturns and sacrificing upswings realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO02 Index, at times, the Fund may not have investment exposure to all securities in the SPRO02 Index, or its weighting of investment exposure to securities may be different from that of the SPRO02 Index. In addition, the Fund may invest in securities not included in the SPRO02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO02 Index, potentially resulting in the Fund being over- or underexposed to the SPRO02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index February Series (the “SPRO02 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO02 Index. Immediately following this section is information about the SPRO02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO02 Index

The methodology of the SPRO02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO02 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO02 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO02 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of February.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of February.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO02. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO02 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO02 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO02 Index to seek to track, before fees and expenses, the performance of the SPRO02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are continuously protecting against downturns and sacrificing upswings realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO02 Index, at times, the Fund may not have investment exposure to all securities in the SPRO02 Index, or its weighting of investment exposure to securities may be different from that of the SPRO02 Index. In addition, the Fund may invest in securities not included in the SPRO02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO02 Index, potentially resulting in the Fund being over- or underexposed to the SPRO02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index March Series (the “SPRO03 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 10,304
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO03 Index. Immediately following this section is information about the SPRO03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO03 Index

The methodology of the SPRO03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO03 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO03 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO03 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of March.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of March.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO03. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO03 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO03 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO03 Index to seek to track, before fees and expenses, the performance of the SPRO03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are continuously protecting against downturns and sacrificing upswings realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO03 Index, at times, the Fund may not have investment exposure to all securities in the SPRO03 Index, or its weighting of investment exposure to securities may be different from that of the SPRO03 Index. In addition, the Fund may invest in securities not included in the SPRO03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO03 Index, potentially resulting in the Fund being over- or underexposed to the SPRO03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index March Series (the “SPRO03 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO03 Index. Immediately following this section is information about the SPRO03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO03 Index

The methodology of the SPRO03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO03 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO03 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO03 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of March.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of March.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO03. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO03 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO03 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO03 Index to seek to track, before fees and expenses, the performance of the SPRO03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are continuously protecting against downturns and sacrificing upswings realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO03 Index, at times, the Fund may not have investment exposure to all securities in the SPRO03 Index, or its weighting of investment exposure to securities may be different from that of the SPRO03 Index. In addition, the Fund may invest in securities not included in the SPRO03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO03 Index, potentially resulting in the Fund being over- or underexposed to the SPRO03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index April Series (the “SPRO04 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO04 Index. Immediately following this section is information about the SPRO04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO04 Index

The methodology of the SPRO04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO04 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO04 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO04 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of April.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of April.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO04. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO04 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO04 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO04 Index to seek to track, before fees and expenses, the performance of the SPRO04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are continuously protecting against downturns and sacrificing upswings realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO04 Index, at times, the Fund may not have investment exposure to all securities in the SPRO04 Index, or its weighting of investment exposure to securities may be different from that of the SPRO04 Index. In addition, the Fund may invest in securities not included in the SPRO04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO04 Index, potentially resulting in the Fund being over- or underexposed to the SPRO04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index April Series (the “SPRO04 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO04 Index. Immediately following this section is information about the SPRO04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO04 Index

The methodology of the SPRO04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO04 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO04 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO04 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of April.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of April.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO04. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO04 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO04 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO04 Index to seek to track, before fees and expenses, the performance of the SPRO04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are continuously protecting against downturns and sacrificing upswings realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO04 Index, at times, the Fund may not have investment exposure to all securities in the SPRO04 Index, or its weighting of investment exposure to securities may be different from that of the SPRO04 Index. In addition, the Fund may invest in securities not included in the SPRO04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO04 Index, potentially resulting in the Fund being over- or underexposed to the SPRO04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index May Series (the “SPRO05 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO05 Index. Immediately following this section is information about the SPRO05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO05 Index

The methodology of the SPRO05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO05 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO05 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO05 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of May.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of May.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO05. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO05 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO05 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO05 Index to seek to track, before fees and expenses, the performance of the SPRO05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are continuously protecting against downturns and sacrificing upswings realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO05 Index, at times, the Fund may not have investment exposure to all securities in the SPRO05 Index, or its weighting of investment exposure to securities may be different from that of the SPRO05 Index. In addition, the Fund may invest in securities not included in the SPRO05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO05 Index, potentially resulting in the Fund being over- or underexposed to the SPRO05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index May Series (the “SPRO05 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO05 Index. Immediately following this section is information about the SPRO05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO05 Index

The methodology of the SPRO05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO05 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO05 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO05 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of May.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of May.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO05. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO05 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO05 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO05 Index to seek to track, before fees and expenses, the performance of the SPRO05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are continuously protecting against downturns and sacrificing upswings realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO05 Index, at times, the Fund may not have investment exposure to all securities in the SPRO05 Index, or its weighting of investment exposure to securities may be different from that of the SPRO05 Index. In addition, the Fund may invest in securities not included in the SPRO05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO05 Index, potentially resulting in the Fund being over- or underexposed to the SPRO05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(480.00%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index June Series (the “SPRO06 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO06 Index. Immediately following this section is information about the SPRO06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO06 Index

The methodology of the SPRO06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO06 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO06 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO06 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of June and expire on the third Wednesday of June the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of June.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of June.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO06. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO06 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO06 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO06 Index to seek to track, before fees and expenses, the performance of the SPRO06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are continuously protecting against downturns and sacrificing upswings realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO06 Index, at times, the Fund may not have investment exposure to all securities in the SPRO06 Index, or its weighting of investment exposure to securities may be different from that of the SPRO06 Index. In addition, the Fund may invest in securities not included in the SPRO06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO06 Index, potentially resulting in the Fund being over- or underexposed to the SPRO06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index June Series (the “SPRO06 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO06 Index. Immediately following this section is information about the SPRO06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO06 Index

The methodology of the SPRO06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO06 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO06 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO06 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of June and expire on the third Wednesday of June the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of June.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of June.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO06. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO06 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO06 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO06 Index to seek to track, before fees and expenses, the performance of the SPRO06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are continuously protecting against downturns and sacrificing upswings realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO06 Index, at times, the Fund may not have investment exposure to all securities in the SPRO06 Index, or its weighting of investment exposure to securities may be different from that of the SPRO06 Index. In addition, the Fund may invest in securities not included in the SPRO06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO06 Index, potentially resulting in the Fund being over- or underexposed to the SPRO06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index July Series (the “SPRO07 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO07 Index. Immediately following this section is information about the SPRO07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO07 Index

The methodology of the SPRO07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO07 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO07 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO07 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of July and expire on the third Wednesday of July the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of July.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of July.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO07. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO07 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO07 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO07 Index to seek to track, before fees and expenses, the performance of the SPRO07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are continuously protecting against downturns and sacrificing upswings realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO07 Index, at times, the Fund may not have investment exposure to all securities in the SPRO07 Index, or its weighting of investment exposure to securities may be different from that of the SPRO07 Index. In addition, the Fund may invest in securities not included in the SPRO07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO07 Index, potentially resulting in the Fund being over- or underexposed to the SPRO07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index July Series (the “SPRO07 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO07 Index. Immediately following this section is information about the SPRO07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO07 Index

The methodology of the SPRO07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO07 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO07 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO07 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of July and expire on the third Wednesday of July the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of July.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of July.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO07. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO07 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO07 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO07 Index to seek to track, before fees and expenses, the performance of the SPRO07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are continuously protecting against downturns and sacrificing upswings realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO07 Index, at times, the Fund may not have investment exposure to all securities in the SPRO07 Index, or its weighting of investment exposure to securities may be different from that of the SPRO07 Index. In addition, the Fund may invest in securities not included in the SPRO07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO07 Index, potentially resulting in the Fund being over- or underexposed to the SPRO07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index August Series (the “SPRO08 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO08 Index. Immediately following this section is information about the SPRO08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO08 Index

The methodology of the SPRO08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO08 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO08 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO08 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of August.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of August.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO08. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO08 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO08 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO08 Index to seek to track, before fees and expenses, the performance of the SPRO08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are continuously protecting against downturns and sacrificing upswings realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO08 Index, at times, the Fund may not have investment exposure to all securities in the SPRO08 Index, or its weighting of investment exposure to securities may be different from that of the SPRO08 Index. In addition, the Fund may invest in securities not included in the SPRO08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO08 Index, potentially resulting in the Fund being over- or underexposed to the SPRO08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index August Series (the “SPRO08 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO08 Index. Immediately following this section is information about the SPRO08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO08 Index

The methodology of the SPRO08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO08 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO08 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO08 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of August.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of August.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO08. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO08 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO08 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO08 Index to seek to track, before fees and expenses, the performance of the SPRO08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are continuously protecting against downturns and sacrificing upswings realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO08 Index, at times, the Fund may not have investment exposure to all securities in the SPRO08 Index, or its weighting of investment exposure to securities may be different from that of the SPRO08 Index. In addition, the Fund may invest in securities not included in the SPRO08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO08 Index, potentially resulting in the Fund being over- or underexposed to the SPRO08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index September Series (the “SPRO09 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO09 Index. Immediately following this section is information about the SPRO09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO09 Index

The methodology of the SPRO09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO09 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO09 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO09 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of September.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of September.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO09. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO09 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO09 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO09 Index to seek to track, before fees and expenses, the performance of the SPRO09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are continuously protecting against downturns and sacrificing upswings realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO09 Index, at times, the Fund may not have investment exposure to all securities in the SPRO09 Index, or its weighting of investment exposure to securities may be different from that of the SPRO09 Index. In addition, the Fund may invest in securities not included in the SPRO09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO09 Index, potentially resulting in the Fund being over- or underexposed to the SPRO09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index September Series (the “SPRO09 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO09 Index. Immediately following this section is information about the SPRO09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO09 Index

The methodology of the SPRO09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO09 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO09 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO09 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of September.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of September.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO09. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO09 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO09 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO09 Index to seek to track, before fees and expenses, the performance of the SPRO09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are continuously protecting against downturns and sacrificing upswings realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO09 Index, at times, the Fund may not have investment exposure to all securities in the SPRO09 Index, or its weighting of investment exposure to securities may be different from that of the SPRO09 Index. In addition, the Fund may invest in securities not included in the SPRO09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO09 Index, potentially resulting in the Fund being over- or underexposed to the SPRO09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index October Series (the “SPRO10 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO10 Index. Immediately following this section is information about the SPRO10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO10 Index

The methodology of the SPRO10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO10 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO10 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO10 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of October.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of October.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO10. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO10 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO10 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO10 Index to seek to track, before fees and expenses, the performance of the SPRO10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are continuously protecting against downturns and sacrificing upswings realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO10 Index, at times, the Fund may not have investment exposure to all securities in the SPRO10 Index, or its weighting of investment exposure to securities may be different from that of the SPRO10 Index. In addition, the Fund may invest in securities not included in the SPRO10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO10 Index, potentially resulting in the Fund being over- or underexposed to the SPRO10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index October Series (the “SPRO10 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO10 Index. Immediately following this section is information about the SPRO10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO10 Index

The methodology of the SPRO10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO10 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO10 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO10 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of October.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of October.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO10. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO10 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO10 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO10 Index to seek to track, before fees and expenses, the performance of the SPRO10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are continuously protecting against downturns and sacrificing upswings realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO10 Index, at times, the Fund may not have investment exposure to all securities in the SPRO10 Index, or its weighting of investment exposure to securities may be different from that of the SPRO10 Index. In addition, the Fund may invest in securities not included in the SPRO10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO10 Index, potentially resulting in the Fund being over- or underexposed to the SPRO10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index November Series (the “SPRO11 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO11 Index. Immediately following this section is information about the SPRO11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO11 Index

The methodology of the SPRO11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO11 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO11 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO11 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of November.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of November.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO11. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO11 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO11 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO11 Index to seek to track, before fees and expenses, the performance of the SPRO11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are continuously protecting against downturns and sacrificing upswings realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO11 Index, at times, the Fund may not have investment exposure to all securities in the SPRO11 Index, or its weighting of investment exposure to securities may be different from that of the SPRO11 Index. In addition, the Fund may invest in securities not included in the SPRO11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO11 Index, potentially resulting in the Fund being over- or underexposed to the SPRO11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index November Series (the “SPRO11 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO11 Index. Immediately following this section is information about the SPRO11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO11 Index

The methodology of the SPRO11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO11 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO11 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO11 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of November.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of November.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO11. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO11 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO11 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO11 Index to seek to track, before fees and expenses, the performance of the SPRO11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are continuously protecting against downturns and sacrificing upswings realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO11 Index, at times, the Fund may not have investment exposure to all securities in the SPRO11 Index, or its weighting of investment exposure to securities may be different from that of the SPRO11 Index. In addition, the Fund may invest in securities not included in the SPRO11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO11 Index, potentially resulting in the Fund being over- or underexposed to the SPRO11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index December Series (the “SPRO12 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,030
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO12 Index. Immediately following this section is information about the SPRO12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO12 Index

The methodology of the SPRO12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO12 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO12 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO12 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of December.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of December.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO12. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO12 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO12 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO12 Index to seek to track, before fees and expenses, the performance of the SPRO12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are continuously protecting against downturns and sacrificing upswings realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO12 Index, at times, the Fund may not have investment exposure to all securities in the SPRO12 Index, or its weighting of investment exposure to securities may be different from that of the SPRO12 Index. In addition, the Fund may invest in securities not included in the SPRO12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO12 Index, potentially resulting in the Fund being over- or underexposed to the SPRO12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 712
Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index December Series (the “SPRO12 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 483
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO12 Index. Immediately following this section is information about the SPRO12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO12 Index

The methodology of the SPRO12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO12 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO12 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO12 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

•      Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of December.

•      Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of December.

•      Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO12. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December (the “holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•    If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO12 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO12 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO12 Index to seek to track, before fees and expenses, the performance of the SPRO12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are continuously protecting against downturns and sacrificing upswings realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO12 Index, at times, the Fund may not have investment exposure to all securities in the SPRO12 Index, or its weighting of investment exposure to securities may be different from that of the SPRO12 Index. In addition, the Fund may invest in securities not included in the SPRO12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO12 Index, potentially resulting in the Fund being over- or underexposed to the SPRO12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Cboe Vest Defined Distribution Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest Defined Distribution Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Cboe Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.50%	[5]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,099
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,630
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General: The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds, or U.S. Treasury Fixed Income Securities with a maturity of three months or less; and (ii) the Defined Distribution Options Strategy which seeks to generate premium income by selling (writing) and buying (purchasing) call options and / or put options primarily on the S&P 500® Index or other equity indices (“Reference Index”) and/or an exchange traded funds that seek to track the performance of the S&P 500® Index or other equity indices (the “Reference ETF”). The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

Defined Distribution Options Strategy: The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference ETF to attempt to collect a target level of premium income on a monthly basis. The Adviser will set the upper and lower bounds of the Range for each month to attempt to meet two objectives: (i) receive a target level of premium income and (ii) reduce the possibility of loss from the Defined Distribution Options Strategy due to the Reference Index or Reference ETF level being outside the Range.

The options purchased for the Fund’s portfolio will each utilize the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Defined Distribution Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities, thereby creating a defined risk trade. The duration of the options, when first purchased, will be one month approximately.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an exchange-traded fund, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

With respect to writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or Reference Asset that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Defined Distribution Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate premium income, and as such the Fund could lose all its value in extreme moves in the S&P 500® Index. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the Options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference ETF or the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Bar Chart Head	rr_BarChartHeading	Cboe Vest Defined Distribution Strategy Fund Class C Calendar Year Total Returns
Annual Return 2017	rr_AnnualReturn2017	(1.64%)
Bar Chart Closing	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.11% (quarter ended September 30, 2017) and the lowest quarterly return was -2.22% (quarter ended December 31, 2017).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class C Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class C will differ from those of the Class A Shares as the expenses of that class differ.

Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2017
Cboe Vest Defined Distribution Strategy Fund | Class A Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[6]
Cboe Vest Defined Distribution Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.25%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,017
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2016
Cboe Vest Defined Distribution Strategy Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Cboe Vest Defined Distribution Strategy Fund | Class C Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Cboe Vest Defined Distribution Strategy Fund | Class C Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Cboe Vest Defined Distribution Strategy Fund | Class C Shares | Bloomberg Barclays U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Cboe Vest Defined Distribution Strategy Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest Defined Distribution Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Cboe Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.50%	[5]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,032
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General: The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds, or U.S. Treasury Fixed Income Securities with a maturity of three months or less; and (ii) the Defined Distribution Options Strategy which seeks to generate premium income by selling (writing) and buying (purchasing) call options and / or put options primarily on the S&P 500® Index or other equity indices (“Reference Index”) and/or an exchange traded funds that seek to track the performance of the S&P 500® Index or other equity indices (the “Reference ETF”). The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

Defined Distribution Options Strategy: The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference ETF to attempt to collect a target level of premium income on a monthly basis. The Adviser will set the upper and lower bounds of the Range for each month to attempt to meet two objectives: (i) receive a target level of premium income and (ii) reduce the possibility of loss from the Defined Distribution Options Strategy due to the Reference Index or Reference ETF level being outside the Range.

The options purchased for the Fund’s portfolio will each utilize the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Defined Distribution Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities, thereby creating a defined risk trade. The duration of the options, when first purchased, will be one month approximately.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an exchange-traded fund, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

With respect to writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or Reference Asset that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Defined Distribution Options Strategy risks the loss of the cash and cash equivalent holdings of the Fund to generate premium income, and as such the Fund could lose all its value in extreme moves in the S&P 500® Index. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Institutional Class Shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future. Returns of the Investor Class and Class Y shares would have been different due to different expense structures.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Bar Chart Head	rr_BarChartHeading	Cboe Vest Defined Distribution Strategy Fund (Institutional Class) Calendar Year Total Returns
Annual Return 2017	rr_AnnualReturn2017	(0.62%)
Bar Chart Closing	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.41% (quarter ended September 30, 2017) and the lowest quarterly return was -2.00% (quarter ended December 31, 2017).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Investor and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ. As of the date of this prospectus the Class Y Shares have not commenced operations. The returns for the Class Y Shares in the table below are the returns of the Institutional Class Shares although they have not been restated to apply the expenses of the Class Y Shares – Class Y shares returns would have been higher as the expenses for that class of shares is lower than those of the Institutional Shares.

Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 23, 2016
Cboe Vest Defined Distribution Strategy Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Cboe Vest Defined Distribution Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.25%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,011
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2016
Cboe Vest Defined Distribution Strategy Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Cboe Vest Defined Distribution Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Cboe Vest Defined Distribution Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Cboe Vest Defined Distribution Strategy Fund | Y Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[5]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
Cboe Vest Defined Distribution Strategy Fund | Y Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Cboe Vest Defined Distribution Strategy Fund | Y Class Shares | Bloomberg Barclays U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Cboe Vest S&P 500® Enhance and Buffer Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhance and Buffer Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Cboe Vest S&P 500® Enhance and Buffer Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500® Enhance and Buffer Index (the “Index”).
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Share Class Alternatives” at page of this prospectus and in the section “Distribution” at page in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[2]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 968
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the Index, by constructing a portfolio of options that are similar to options that comprise the Index.

Before you read more about the specifics of the Adviser’s approach to managing the Fund (see “Adviser’s Investment Approach” below), it is important to understand the Index. Immediately following this section is information about the Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the Index

The methodology of the Index was created by the Chicago Board Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Index is designed to provide target outcome returns linked to the US large capitalization stock market. The Index measures the returns of a portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Enhanced Buffer Range Capture” options strategy that over a period of approximately one month seeks to provide, before net options premium paid or received, 2 times leveraged returns on appreciation of the S&P 500® Index up to a capped level of 5.0%, buffer protect against the first 3.5% of losses, and deliver 2 times enhanced returns on losses of more than 3.5%.

The “Enhanced Buffer Range Capture Strategy” is a type of “Target Outcome” strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Buffer Range Capture strategy is an investment in a portfolio of options linked to an underlying asset (e.g., the S&P 500® Index) which, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that provide two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, buffer protect against downside losses due to decline in the underlying asset in a pre-defined range, and two-to-one exposure to any losses from price depreciation in the underlying assets beyond the buffer range.

The options portion of the Index measures the performance of portfolio of exchange traded FLEX Options of European style options, which means that they will be exercisable at the strike price only on the option expiration date, that replicate the returns of an Enhanced Buffer Range Capture Strategy that:

•      has its inception on the last business day of a calendar month and

•      if held to the last business day of the following month, seeks to provide returns that

o   provide two-to-one enhanced returns on the price appreciation of the S&P 500® Index up to a capped level of 5%,

o    buffer protect against downside losses due to decline in the S&P 500® Index of the first 3.5%, and

o    provide two-to-one exposure to any losses from price depreciation in the underlying assets beyond the 3.5% buffer.

The net options premium paid or received to enter into the Enhanced Buffer Range Capture Strategy is computed by the Index Calculation Agent on the last business day of each month and is subtracted or added to the returns of the Index, and assumed to be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

Adviser’s Investment Approach

To meet its objective, the Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund will invest, under normal circumstances, at least 80% of its net assets in the component securities (i.e., FLEX Options or standardized options (the “Options Portfolio”)) that are similar to the FLEX Options that comprise the Index. The Fund’s returns or losses from the Options Portfolio before all estimated fees and expenses accrue from two sources that are a function of the price and returns of the S&P 500® Index:

Enhanced Buffer Range Capture Strategy

First, the Fund will accrue returns from the Enhanced Buffer Range Capture Strategy that are based on the price performance of the S&P 500® Index from the last business day of each calendar month to the last business day of the following calendar month (the “holding period”) subject to the following conditions:

•      If the S&P 500® Index appreciates over the holding period, the Funds seeks a return from the Options Portfolio that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return of 5%;

•      If the S&P 500® Index decreases over the holding period by 3.5% or less, the Fund seeks a return from the Options Portfolio of zero; and

•      If the S&P 500® Index decreases over the holding period by more than 3.5%, the Funds seeks a return loss from the Options Portfolio that is 3.5% less than twice the percentage loss on the S&P 500® Index a with a maximum possible loss of 100%.

Net Options Premiums

Second, the Fund will accrue returns from the Net Options Premiums that represents the difference between the total premiums paid for the Options Portfolio and a comparable direct notional investment in the stocks that comprise the S&P 500 Index. The Fund’s Options Portfolio that seeks to replicate the returns of the Index’s Enhanced Buffer Range Capture Strategy consists of buying options (“Bought Options”) and selling (or “writing”) options (“Sold Options”). By selling Sold Options at the start of the holding period, the Fund receives premiums from the options buyer. By buying Bought Options at the start of the holding period, the Fund pays premiums to the option seller. The total premium paid by the Fund at the start of the holding period is the difference between the premium paid for purchasing the Bought Options less the premium received for selling the Sold Options. The Net Options Premiums refers to the difference between the total premiums paid by the fund and comparable direct notional investment in the stocks that comprise the S&P 500 Index. When the Net Options Premiums is positive, the returns of the Fund over the holding period are reduced by the Net Options Premiums. When the Net Options Premiums are negative, the return of the Fund over the holding period is increased by the Net Options Premiums. The Net Options Premiums will be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX or standardized options that reference either the S&P 500® Index and/or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less that are similar to those utilized in the Index. It is anticipated that more than 90% of the Fund’s investment will be in FLEX options. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive and two-to-one losses for losses beyond the first 3.5% loss when the market is negative by more than 3.5%.

The Fund’s portfolio will be designed to provide investment returns that are correlated with those of the S&P 500® Index, with the monthly gains enhanced in a certain range of positive returns for the S&P 500 Index while being capped outside that range and the monthly losses mitigated in a certain range of negative returns while being enhanced outside that range.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call options similar to those that are part of the Index to seek to track, before fees and expenses, the performance of the Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

The options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 3.5% of the S&P 500® Index on a monthly basis. The options do not protect against declines of over 3.5% and will enhance the losses for declines of more than 3.5% in the S&P 500® Index by a two-to-one basis with respect to losses in excess of 3.5%. The Fund will bear any losses in excess of 3.5%. Further, while the Fund seeks to limit losses from declines up to 3.5% of the S&P 500® Index on a monthly basis, there is no guarantee that it will do so. The options also are intended to allow the Fund to participate in enhanced gains in the S&P 500® Index up to a maximum monthly return of 5%. Thus, even if S&P 500® Index gains exceed that maximum return of 5%, the Fund’s gains will be capped. The Fund may have to pay a net premium for taking the position in the portfolio of options. This premium will impose a cost on the Fund and reduce its performance. The proceeds from the portfolio of options, upon their expiry will have to be higher than the premium paid for the Fund to realize any gains before any fees and expenses.

As the options expire every month, they are replaced. By replacing options monthly, the Fund seeks to ensure that investments made are partially protecting against downturns, enhancing gains subject to a cap, risking enhanced losses, and sacrificing gains above 5% in the following month.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the price of the securities, stock indexes or ETFs on which the options are based.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Options Risk described above. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index. The FLEX Options represent indirect positions in the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index and are subject to changes in value as the price of the S&P 500® Index, the Reference ETF or the or the securities comprising the S&P 500® Index rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Amplified Returns Risk. The Fund’s portfolio exposes the fund to amplified losses from price depreciation in the level of the S&P 500 Index of more than 3.5% from last trading day of a month to the last trading day of the following month. The rate of loss to the Fund is twice as the rate of price depreciation in the level of the S&P 500 Index of more than 3.5% from the last trading day of a month to the last trading day of the following month. For time periods other than from the last trading day of a month to the last trading day of the following month, the Fund could experience more than one-to-one losses in market declines.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Index Limitations Risk. The Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Newly Created Index Risk. The Index is newly created and has a limited history of performance. As such, it is uncertain how closely the Index may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations on ______, 2017, and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhance and Buffer Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 648
Cboe Vest S&P 500® Enhance and Buffer Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhance and Buffer Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Cboe Vest S&P 500® Enhance and Buffer Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500® Enhance and Buffer Index (the “Index”).
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[2]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 417
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the Index, by constructing a portfolio of options that are similar to options that comprise the Index.

Before you read more about the specifics of the Adviser’s approach to managing the Fund (see “Adviser’s Investment Approach” below), it is important to understand the Index. Immediately following this section is information about the Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the Index

The methodology of the Index was created by the Chicago Board Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Index is designed to provide target outcome returns linked to the US large capitalization stock market. The Index measures the returns of a portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Buffer Range Capture” options strategy that over a period of approximately one month seeks to provide, before net options premium paid or received, 2 times enhanced returns on appreciation of the S&P 500® Index up to a capped level of 5.0%, buffer protect against the first 3.5% of losses, and deliver 2 times enhanced returns on losses of more than 3.5%.

The “Enhanced Buffer Range Capture Strategy” is a type of “Target Outcome” strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Buffer Range Capture strategy is an investment in a portfolio of options linked to an underlying asset (e.g., the S&P 500® Index) which, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that provide two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, buffer protect against downside losses due to decline in the underlying asset in a pre-defined range, and two-to-one exposure to any losses from price depreciation in the underlying assets beyond the buffer range.

The options portion of the Index measures the performance of portfolio of exchange traded FLEX Options of European style options, which means that they will be exercisable at the strike price only on the option expiration date, that replicate the returns of an Enhanced Buffer Range Capture Strategy that:

•      has its inception on the last business day of a calendar month and

•      if held to the last business day of the following month, seeks to provide returns that

o   provide two-to-one enhanced returns on the price appreciation of the S&P 500® Index up to a capped level of 5%,

o    buffer protect against downside losses due to decline in the S&P 500® Index of the first 3.5%, and

o    provide two-to-one exposure to any losses from price depreciation in the underlying assets beyond the 3.5% buffer.

The net options premium paid or received to enter into the Enhanced Buffer Range Capture Strategy is computed by the Index Calculation Agent on the last business day of each month and is subtracted or added to the returns of the Index, and assumed to be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

Adviser’s Investment Approach

To meet its objective, the Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund will invest, under normal circumstances, at least 80% of its net assets in the component securities (i.e., FLEX Options or standardized options (the “Options Portfolio”)) that are similar to the FLEX Options that comprise the Index. The Fund’s returns or losses from the Options Portfolio before all estimated fees and expenses accrue from two sources that are a function of the price and returns of the S&P 500® Index:

Enhanced Buffer Range Capture Strategy

First, the Fund will accrue returns from the Enhanced Buffer Range Capture Strategy that are based on the price performance of the S&P 500® Index from the last business day of each calendar month to the last business day of the following calendar month (the “holding period”) subject to the following conditions:

•      If the S&P 500® Index appreciates over the holding period, the Funds seeks a return from the Options Portfolio that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return of 5%;

•      If the S&P 500® Index decreases over the holding period by 3.5% or less, the Fund seeks a return from the Options Portfolio of zero; and

•      If the S&P 500® Index decreases over the holding period by more than 3.5%, the Funds seeks a return loss from the Options Portfolio that is 3.5% less than twice the percentage loss on the S&P 500® Index a with a maximum possible loss of 100%.

Net Options Premiums

Second, the Fund will accrue returns from the Net Options Premiums that represents the difference between the total premiums paid for the Options Portfolio and a comparable direct notional investment in the stocks that comprise the S&P 500 Index. The Fund’s Options Portfolio that seeks to replicate the returns of the Index’s Enhanced Buffer Range Capture Strategy consists of buying options (“Bought Options”) and selling (or “writing”) options (“Sold Options”). By selling Sold Options at the start of the holding period, the Fund receives premiums from the options buyer. By buying Bought Options at the start of the holding period, the Fund pays premiums to the option seller. The total premium paid by the Fund at the start of the holding period is the difference between the premium paid for purchasing the Bought Options less the premium received for selling the Sold Options. The Net Options Premiums refers to the difference between the total premiums paid by the fund and comparable direct notional investment in the stocks that comprise the S&P 500 Index. When the Net Options Premiums is positive, the returns of the Fund over the holding period are reduced by the Net Options Premiums. When the Net Options Premiums are negative, the return of the Fund over the holding period is increased by the Net Options Premiums. The Net Options Premiums will be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX or standardized options that reference either the S&P 500® Index and/or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less that are similar to those utilized in the Index. It is anticipated that more than 90% of the Fund’s investment will be in FLEX options. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive and two-to-one losses for losses beyond the first 3.5% loss when the market is negative by more than 3.5%.

The Fund’s portfolio will be designed to provide investment returns that are correlated with those of the S&P 500® Index, with the monthly gains enhanced in a certain range of positive returns for the S&P 500 Index while being capped outside that range and the monthly losses mitigated in a certain range of negative returns while being enhanced outside that range.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call options similar to those that are part of the Index to seek to track, before fees and expenses, the performance of the Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

The options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 3.5% of the S&P 500® Index on a monthly basis. The options do not protect against declines of over 3.5% and will enhance the losses for declines of more than 3.5% in the S&P 500® Index by a two-to-one basis with respect to losses in excess of 3.5%. The Fund will bear any losses in excess of 3.5%. Further, while the Fund seeks to limit losses from declines up to 3.5% of the S&P 500® Index on a monthly basis, there is no guarantee that it will do so. The options also are intended to allow the Fund to participate in enhanced gains in the S&P 500® Index up to a maximum monthly return of 5%. Thus, even if S&P 500® Index gains exceed that maximum return of 5%, the Fund’s gains will be capped. The Fund may have to pay a net premium for taking the position in the portfolio of options. This premium will impose a cost on the Fund and reduce its performance. The proceeds from the portfolio of options, upon their expiry will have to be higher than the premium paid for the Fund to realize any gains before any fees and expenses.

As the options expire every month, they are replaced. By replacing options monthly, the Fund seeks to ensure that investments made are partially protecting against downturns, enhancing gains subject to a cap, risking enhanced losses, and sacrificing gains above 5% in the following month.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the price of the securities, stock indexes or ETFs on which the options are based.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Options Risk described above. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index. The FLEX Options represent indirect positions in the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index and are subject to changes in value as the price of the S&P 500® Index, the Reference ETF or the or the securities comprising the S&P 500® Index rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Amplified Returns Risk. The Fund’s portfolio exposes the fund to amplified losses from price depreciation in the level of the S&P 500 Index of more than 3.5% from last trading day of a month to the last trading day of the following month. The rate of loss to the Fund is twice as the rate of price depreciation in the level of the S&P 500 Index of more than 3.5% from the last trading day of a month to the last trading day of the following month. For time periods other than from the last trading day of a month to the last trading day of the following month, the Fund could experience more than one-to-one losses in market declines.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Index Limitations Risk. The Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Newly Created Index Risk. The Index is newly created and has a limited history of performance. As such, it is uncertain how closely the Index may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations on ____, 2017, and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhance and Buffer Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 339
Cboe Vest S&P 500® Enhance and Buffer Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 304
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 34 of this prospectus and in the section “Distribution” on page 26 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[3]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,382
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPEN Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN Index. Immediately following this section is information about the SPEN Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN Index

The SPEN Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Enhanced Growth Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Enhanced Growth Index January Series, the Cboe® S&P 500® Enhanced Growth Index February Series, . . .etc.). The SPEN Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series. The methodology for the SPEN Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of four purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPEN Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 48 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•    If the S&P 500® Index decreases over the tranche holding period, the tranche seeks to provide a total return loss that is equal to the percentage loss on the S&P 500® Index

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN Index to seek to track, before fees and expenses, the performance of the SPEN Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

With respect to each tranche, the FLEX Options the Fund uses are designed to provide, on an annualized basis, two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. There is no guarantee that the Fund will provide such returns for any given period of time. Notwithstanding the design of the FLEX Options to provide two-to-one enhanced returns, the FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index only up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPEN Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPEN Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN Index.

Equity Risk. The SPEN Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. Each monthly tranche that is constructed within the Fund’s portfolio seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. Each tranche seeks to deliver the targeted enhanced upside participation in the predetermined price range based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year. For time periods other than from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year, the tranche could experience more than one-to-one losses in market declines.

The return of each monthly tranche is subject to a capped upside. The target return for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN Index, at times, the Fund may not have investment exposure to all securities in the SPEN Index, or its weighting of investment exposure to securities may be different from that of the SPEN Index. In addition, the Fund may invest in securities not included in the SPEN Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN Index, potentially resulting in the Fund being over- or underexposed to the SPEN Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Class A have only recently commenced operations on February 1, 2017, and the Class C shares of the Fund have not commenced operations. As a result, the Fund does not have a full calendar year of performance history for those classes of shares. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(453.00%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,702
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[3]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,917
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPEN Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN Index. Immediately following this section is information about the SPEN Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN Index

The SPEN Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Enhanced Growth Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Enhanced Growth Index January Series, the Cboe® S&P 500® Enhanced Growth Index February Series, . . .etc.). The SPEN Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series. The methodology for the SPEN Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of four purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPEN Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 48 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•    If the S&P 500® Index decreases over the tranche holding period, the tranche seeks to provide a total return loss that is equal to the percentage loss on the S&P 500® Index

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN Index to seek to track, before fees and expenses, the performance of the SPEN Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

With respect to each tranche, the FLEX Options the Fund uses are designed to provide, on an annualized basis, two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. There is no guarantee that the Fund will provide such returns for any given period of time. Notwithstanding the design of the FLEX Options to provide two-to-one enhanced returns, the FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index only up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPEN Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPEN Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN Index.

Equity Risk. The SPEN Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. Each monthly tranche that is constructed within the Fund’s portfolio seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. Each tranche seeks to deliver the targeted enhanced upside participation in the predetermined price range based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year. For time periods other than from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year, the tranche could experience more than one-to-one losses in market declines.

The return of each monthly tranche is subject to a capped upside. The target return for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN Index, at times, the Fund may not have investment exposure to all securities in the SPEN Index, or its weighting of investment exposure to securities may be different from that of the SPEN Index. In addition, the Fund may invest in securities not included in the SPEN Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN Index, potentially resulting in the Fund being over- or underexposed to the SPEN Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Institutional Class Shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future. Returns of the Investor Class and Class Y shares would have been different due to different expense structures.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Bar Chart Head	rr_BarChartHeading	Cboe Vest S&P 500® Enhanced Growth Strategy Fund (Institutional Class) Calendar Year Total Returns
Annual Return 2017	rr_AnnualReturn2017	19.17%
Bar Chart Closing	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.47% (quarter ended March 31, 2017) and the lowest quarterly return was 2.63% (quarter ended December 31, 2017).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For Period Ended December 31, 2017
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Investor and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ. As of the date of this prospectus the Class Y Shares have not commenced operations. The returns for the Class Y Shares in the table below are the returns of the Institutional Class Shares although they have not been restated to apply the expenses of the Class Y Shares – Class Y shares returns would have been higher as the expenses for that class of shares is lower than those of the Institutional Shares.

Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	15.83%	[9]
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,589
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.17%
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%	[9]
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.17%
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	13.40%
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,467
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class Y Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.17%
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class Y Shares | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%
Cboe Vest S&P 500® Enhanced Growth Strategy Fund | Class Y Shares | Cboe S&P 500 Enhanced Growth Index Balanced Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.19%
Since Inception	rr_AverageAnnualReturnSinceInception	17.11%
Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index January Series (the “SPEN01 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN01 Index. Immediately following this section is information about the SPEN01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN01 Index

The methodology of the SPEN01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN01 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN01 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN01. The Fund seeks to returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN01 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN01 Index to seek to track, before fees and expenses, the performance of the SPEN01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares of the Fund are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of January to the third Wednesday of January the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN01 Index, at times, the Fund may not have investment exposure to all securities in the SPEN01 Index, or its weighting of investment exposure to securities may be different from that of the SPEN01 Index. In addition, the Fund may invest in securities not included in the SPEN01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN01 Index, potentially resulting in the Fund being over- or underexposed to the SPEN01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index January Series (the “SPEN01 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN01 Index. Immediately following this section is information about the SPEN01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN01 Index

The methodology of the SPEN01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN01 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN01 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•       Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•       Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•       Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•       Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN01. The Fund seeks to returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN01 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN01 Index to seek to track, before fees and expenses, the performance of the SPEN01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.f.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares of the Fund are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of January to the third Wednesday of January the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN01 Index, at times, the Fund may not have investment exposure to all securities in the SPEN01 Index, or its weighting of investment exposure to securities may be different from that of the SPEN01 Index. In addition, the Fund may invest in securities not included in the SPEN01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN01 Index, potentially resulting in the Fund being over- or underexposed to the SPEN01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index February Series (the “SPEN02 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN02 Index. Immediately following this section is information about the SPEN02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN02 Index

The methodology of the SPEN02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN02 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN02 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN02 . The Fund seeks to achieve returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN02 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN02 Index to seek to track, before fees and expenses, the performance of the SPEN02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of February to the third Wednesday of February the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its will not invest more than f 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN02 Index, at times, the Fund may not have investment exposure to all securities in the SPEN02 Index, or its weighting of investment exposure to securities may be different from that of the SPEN02 Index. In addition, the Fund may invest in securities not included in the SPEN02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN02 Index, potentially resulting in the Fund being over- or underexposed to the SPEN02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index February Series (the “SPEN02 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN02 Index. Immediately following this section is information about the SPEN02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN02 Index

The methodology of the SPEN02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN02 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN02 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN02 . The Fund seeks to achieve returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN02 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN02 Index to seek to track, before fees and expenses, the performance of the SPEN02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of February to the third Wednesday of February the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its will not invest more than f 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN02 Index, at times, the Fund may not have investment exposure to all securities in the SPEN02 Index, or its weighting of investment exposure to securities may be different from that of the SPEN02 Index. In addition, the Fund may invest in securities not included in the SPEN02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN02 Index, potentially resulting in the Fund being over- or underexposed to the SPEN02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index March Series (the “SPEN03 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[12]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN03 Index. Immediately following this section is information about the SPEN03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN03 Index

The methodology of the SPEN03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN03 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN03 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

-      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

-      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

-      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

-      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN03. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN03 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN03 Index to seek to track, before fees and expenses, the performance of the SPEN03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of March to the third Wednesday of March the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN03 Index, at times, the Fund may not have investment exposure to all securities in the SPEN03 Index, or its weighting of investment exposure to securities may be different from that of the SPEN03 Index. In addition, the Fund may invest in securities not included in the SPEN03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN03 Index, potentially resulting in the Fund being over- or underexposed to the SPEN03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index March Series (the “SPEN03 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[12]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN03 Index. Immediately following this section is information about the SPEN03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN03 Index

The methodology of the SPEN03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN03 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN03 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN03. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN03 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN03 Index to seek to track, before fees and expenses, the performance of the SPEN03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of March to the third Wednesday of March the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN03 Index, at times, the Fund may not have investment exposure to all securities in the SPEN03 Index, or its weighting of investment exposure to securities may be different from that of the SPEN03 Index. In addition, the Fund may invest in securities not included in the SPEN03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN03 Index, potentially resulting in the Fund being over- or underexposed to the SPEN03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index April Series (the “SPEN04 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN04 Index. Immediately following this section is information about the SPEN04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN04 Index

The methodology of the SPEN04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN04 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN04 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN04. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN04 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN04 Index to seek to track, before fees and expenses, the performance of the SPEN04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of April to the third Wednesday of April the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN04 Index, at times, the Fund may not have investment exposure to all securities in the SPEN04 Index, or its weighting of investment exposure to securities may be different from that of the SPEN04 Index. In addition, the Fund may invest in securities not included in the SPEN04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN04 Index, potentially resulting in the Fund being over- or underexposed to the SPEN04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index April Series (the “SPEN04 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN04 Index. Immediately following this section is information about the SPEN04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN04 Index

The methodology of the SPEN04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN04 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN04 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN04. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN04 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN04 Index to seek to track, before fees and expenses, the performance of the SPEN04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of April to the third Wednesday of April the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN04 Index, at times, the Fund may not have investment exposure to all securities in the SPEN04 Index, or its weighting of investment exposure to securities may be different from that of the SPEN04 Index. In addition, the Fund may invest in securities not included in the SPEN04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN04 Index, potentially resulting in the Fund being over- or underexposed to the SPEN04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index May Series (the “SPEN05 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN05 Index. Immediately following this section is information about the SPEN05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN05 Index

The methodology of the SPEN05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN05 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN05 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN05. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN05 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN05 Index to seek to track, before fees and expenses, the performance of the SPEN05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of May to the third Wednesday of May the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

 No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN05 Index, at times, the Fund may not have investment exposure to all securities in the SPEN05 Index, or its weighting of investment exposure to securities may be different from that of the SPEN05 Index. In addition, the Fund may invest in securities not included in the SPEN05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN05 Index, potentially resulting in the Fund being over- or underexposed to the SPEN05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index May Series (the “SPEN05 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN05 Index. Immediately following this section is information about the SPEN05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN05 Index

The methodology of the SPEN05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN05 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN05 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN05. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN05 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN05 Index to seek to track, before fees and expenses, the performance of the SPEN05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of May to the third Wednesday of May the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN05 Index, at times, the Fund may not have investment exposure to all securities in the SPEN05 Index, or its weighting of investment exposure to securities may be different from that of the SPEN05 Index. In addition, the Fund may invest in securities not included in the SPEN05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN05 Index, potentially resulting in the Fund being over- or underexposed to the SPEN05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index June Series (the “SPEN06 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN06 Index. Immediately following this section is information about the SPEN06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN06 Index

The methodology of the SPEN06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN06 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN06 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN06. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN06 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN06 Index to seek to track, before fees and expenses, the performance of the SPEN06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of June to the third Wednesday of June the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN06 Index, at times, the Fund may not have investment exposure to all securities in the SPEN06 Index, or its weighting of investment exposure to securities may be different from that of the SPEN06 Index. In addition, the Fund may invest in securities not included in the SPEN06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN06 Index, potentially resulting in the Fund being over- or underexposed to the SPEN06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index June Series (the “SPEN06 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN06 Index. Immediately following this section is information about the SPEN06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN06 Index

The methodology of the SPEN06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN06 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN06 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of June and expire on the third Wednesday of June the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN06. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN06 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN06 Index to seek to track, before fees and expenses, the performance of the SPEN06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of June to the third Wednesday of June the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN06 Index, at times, the Fund may not have investment exposure to all securities in the SPEN06 Index, or its weighting of investment exposure to securities may be different from that of the SPEN06 Index. In addition, the Fund may invest in securities not included in the SPEN06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN06 Index, potentially resulting in the Fund being over- or underexposed to the SPEN06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[11]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index July Series (the “SPEN07 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN07 Index. Immediately following this section is information about the SPEN07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN07 Index

The methodology of the SPEN07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN07 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN07 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN07. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN07 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN07 Index to seek to track, before fees and expenses, the performance of the SPEN07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of July to the third Wednesday of July the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN07 Index, at times, the Fund may not have investment exposure to all securities in the SPEN07 Index, or its weighting of investment exposure to securities may be different from that of the SPEN07 Index. In addition, the Fund may invest in securities not included in the SPEN07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN07 Index, potentially resulting in the Fund being over- or underexposed to the SPEN07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index July Series (the “SPEN07 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN07 Index. Immediately following this section is information about the SPEN07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN07 Index

The methodology of the SPEN07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN07 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN07 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of July and expire on the third Wednesday of July the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN07. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN07 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN07 Index to seek to track, before fees and expenses, the performance of the SPEN07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of July to the third Wednesday of July the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN07 Index, at times, the Fund may not have investment exposure to all securities in the SPEN07 Index, or its weighting of investment exposure to securities may be different from that of the SPEN07 Index. In addition, the Fund may invest in securities not included in the SPEN07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN07 Index, potentially resulting in the Fund being over- or underexposed to the SPEN07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index August Series (the “SPEN08 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN08 Index. Immediately following this section is information about the SPEN08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN08 Index

The methodology of the SPEN08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN08 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN08 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN08. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN08 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN08 Index to seek to track, before fees and expenses, the performance of the SPEN08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of August to the third Wednesday of August the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN08 Index, at times, the Fund may not have investment exposure to all securities in the SPEN08 Index, or its weighting of investment exposure to securities may be different from that of the SPEN08 Index. In addition, the Fund may invest in securities not included in the SPEN08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN08 Index, potentially resulting in the Fund being over- or underexposed to the SPEN08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index August Series (the “SPEN08 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN08 Index. Immediately following this section is information about the SPEN08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN08 Index

The methodology of the SPEN08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN08 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN08 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN08. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN08 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN08 Index to seek to track, before fees and expenses, the performance of the SPEN08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of August to the third Wednesday of August the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN08 Index, at times, the Fund may not have investment exposure to all securities in the SPEN08 Index, or its weighting of investment exposure to securities may be different from that of the SPEN08 Index. In addition, the Fund may invest in securities not included in the SPEN08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN08 Index, potentially resulting in the Fund being over- or underexposed to the SPEN08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index September Series (the “SPEN09 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[14]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN09 Index. Immediately following this section is information about the SPEN09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN09 Index

The methodology of the SPEN09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN09 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN09 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN09. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN09 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN09 Index to seek to track, before fees and expenses, the performance of the SPEN09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of September to the third Wednesday of September the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN09 Index, at times, the Fund may not have investment exposure to all securities in the SPEN09 Index, or its weighting of investment exposure to securities may be different from that of the SPEN09 Index. In addition, the Fund may invest in securities not included in the SPEN09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN09 Index, potentially resulting in the Fund being over- or underexposed to the SPEN09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index September Series (the “SPEN09 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[14]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN09 Index. Immediately following this section is information about the SPEN09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN09 Index

The methodology of the SPEN09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN09 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN09 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN09. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN09 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN09 Index to seek to track, before fees and expenses, the performance of the SPEN09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of September to the third Wednesday of September the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN09 Index, at times, the Fund may not have investment exposure to all securities in the SPEN09 Index, or its weighting of investment exposure to securities may be different from that of the SPEN09 Index. In addition, the Fund may invest in securities not included in the SPEN09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN09 Index, potentially resulting in the Fund being over- or underexposed to the SPEN09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[13]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index October Series (the “SPEN10 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[14]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN10 Index. Immediately following this section is information about the SPEN10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN10 Index

The methodology of the SPEN10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN10 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN10 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN10. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN10 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN10 Index to seek to track, before fees and expenses, the performance of the SPEN10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of October to the third Wednesday of October the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN10 Index, at times, the Fund may not have investment exposure to all securities in the SPEN10 Index, or its weighting of investment exposure to securities may be different from that of the SPEN10 Index. In addition, the Fund may invest in securities not included in the SPEN10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN10 Index, potentially resulting in the Fund being over- or underexposed to the SPEN10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index October Series (the “SPEN10 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[14]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN10 Index. Immediately following this section is information about the SPEN10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN10 Index

The methodology of the SPEN10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN10 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN10 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN10. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN10 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN10 Index to seek to track, before fees and expenses, the performance of the SPEN10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of October to the third Wednesday of October the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN10 Index, at times, the Fund may not have investment exposure to all securities in the SPEN10 Index, or its weighting of investment exposure to securities may be different from that of the SPEN10 Index. In addition, the Fund may invest in securities not included in the SPEN10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN10 Index, potentially resulting in the Fund being over- or underexposed to the SPEN10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index November Series (the “SPEN11 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN11 Index. Immediately following this section is information about the SPEN11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN11 Index

The methodology of the SPEN11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN11 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN11 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN11. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN11 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN11 Index to seek to track, before fees and expenses, the performance of the SPEN11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of November to the third Wednesday of November the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN11 Index, at times, the Fund may not have investment exposure to all securities in the SPEN11 Index, or its weighting of investment exposure to securities may be different from that of the SPEN11 Index. In addition, the Fund may invest in securities not included in the SPEN11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN11 Index, potentially resulting in the Fund being over- or underexposed to the SPEN11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index November Series (the “SPEN11 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN11 Index. Immediately following this section is information about the SPEN11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN11 Index

The methodology of the SPEN11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN11 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN11 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN11. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN11 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN11 Index to seek to track, before fees and expenses, the performance of the SPEN11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of November to the third Wednesday of November the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN11 Index, at times, the Fund may not have investment exposure to all securities in the SPEN11 Index, or its weighting of investment exposure to securities may be different from that of the SPEN11 Index. In addition, the Fund may invest in securities not included in the SPEN11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN11 Index, potentially resulting in the Fund being over- or underexposed to the SPEN11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index December Series (the “SPEN12 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 160 of this prospectus and in the section “Distribution” on page 29 in the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,064
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN12 Index. Immediately following this section is information about the SPEN12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN12 Index

The methodology of the SPEN12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN12 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN12 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

•      Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN12. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•      If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•      If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN12 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN12 Index to seek to track, before fees and expenses, the performance of the SPEN12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of December to the third Wednesday of December the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN12 Index, at times, the Fund may not have investment exposure to all securities in the SPEN12 Index, or its weighting of investment exposure to securities may be different from that of the SPEN12 Index. In addition, the Fund may invest in securities not included in the SPEN12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN12 Index, potentially resulting in the Fund being over- or underexposed to the SPEN12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 747
Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index December Series (the “SPEN12 Index”).

Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.51%	[4]
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 519
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN12 Index. Immediately following this section is information about the SPEN12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN12 Index

The methodology of the SPEN12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN12 Index is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN12 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

-     Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

-     Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN12. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•    If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•    If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN12 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN12 Index to seek to track, before fees and expenses, the performance of the SPEN12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downsides realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•      Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•      Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of December to the third Wednesday of December the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•    Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•    Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•    Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•    Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•    Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN12 Index, at times, the Fund may not have investment exposure to all securities in the SPEN12 Index, or its weighting of investment exposure to securities may be different from that of the SPEN12 Index. In addition, the Fund may invest in securities not included in the SPEN12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN12 Index, potentially resulting in the Fund being over- or underexposed to the SPEN12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.02%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 442
[1]	Other Expenses and Shareholder Services Plan fees are estimated for the Fund's first full fiscal year.
[2]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[3]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.75%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[4]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[5]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.95%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[6]	Class A shares commenced operations on February 22, 2017 and therefore does not have a full year of performance; Class C shares commenced operations on November 2, 2016.
[7]	Other Expenses and Shareholder Services Plan are estimated for the Fund's first full fiscal year.
[8]	Other Expenses and Shareholder Services Plan are estimated for the Fund's initial fiscal year.
[9]	The inception date of the Institutional Class Shares is December 21, 2016. The inception date of the Investor Class Shares is February 1, 2017 and therefore does not have a full year of operations.
[10]	Other Expenses and Shareholder Service Plan are estimated for the Fund's initial fiscal year.
[11]	Other Expenses and Shareholder Services Plan s are estimated for the Fund's initial fiscal year.
[12]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[13]	Other Expenses and Shareholder Services Planare estimated for the Fund's initial fiscal year.
[14]	CBOE VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[15]	Other Expenses and Shareholder Services Plans are estimated for the Fund's initial fiscal year.